INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Released during the year		$ 4,786
Provision for inventories [Member]
Disclosure of other provisions [line items]
Opening provision at January 1	$ 10,017	4,822	$ 4,636
Charged during the year	2,561	6,390	892
Utilised during the year	(4,749)	(1,065)	(666)
Released during the year	(286)	(130)	(40)
Closing provision at December 31	$ 7,543	$ 10,017	$ 4,822